BALANCE SHEET COMPONENTS - Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 33,200
Finance lease asset	$ 40,380	$ 34,775
Property and equipment, gross	209,370	79,816	56,878
Less: accumulated depreciation and amortization	(8,715)	(8,415)	(3,500)
Total property and equipment, net	200,655	71,401	53,378
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	58,708	0	33,248
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31,141	14,820	13,483
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,480	1,480	1,228
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,854	1,488	1,437
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,552	4,285	1,909
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	65,276	21,218	4,264
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,979	$ 1,750	$ 1,309